N-6	Feb. 05, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Lincoln Life Flexible Premium Variable Life Account S
Entity Central Index Key	0001080299
Entity Investment Company Type	N-6
Document Period End Date	Feb. 05, 2026
Amendment Flag	false
Item 2. Key Information [Line Items]
Item 18. Portfolio Companies (N-6) [Text Block]

The Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) approved the appointment of Loomis, Sayles & Company, L.P. as the new sub-adviser of the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”), effective on or about February 17, 2026 (“Effective Date”). The Fund’s name will be changed to LVIP Global Equity Managed Volatility Fund, as of the Effective Date, and all references to the Fund’s name will be revised accordingly. The Fund’s investment objective, fee and average total returns will remain the same. All other information about the Fund, including the principal investment strategies, can be found in the fund’s prospectus.

LVIP Global Equity Managed Volatility Fund [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP Global Equity Managed Volatility Fund
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P